SIGNIFICANT TRANSACTIONS - Results of Sales of Beeline, Deodar and TNS (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Maturity profile of the Group's financial liabilities
Reclassification of foreign currency translation reserve		$ 355.0	$ 36.0	$ (3,414.0)
Derecognition of non-controlling interest			22.0	$ 16.0
Sale and leaseback of Deodar
Maturity profile of the Group's financial liabilities
Deferred consideration to be settled in cash	$ (562.5)	548.0
Carrying amount of net assets at disposal		(200.0)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests		348.0
Reclassification of foreign currency translation reserve	454.0	454.0
Loss on disposal	502.0	502.0
Right-of-use assets	333.0	333.0
Lease liabilities recognized	(633.0)	(633.0)
Net deferred tax position	$ 109.0	109.0
Cash and cash equivalents		7.0
Sale of TNS in Kazakhstan | Assets and liabilities classified as held for sale
Maturity profile of the Group's financial liabilities
Net deferred tax position					$ 2.0
Discontinued operations | Beeline Kyrgyzstan | Assets and liabilities classified as held for sale
Maturity profile of the Group's financial liabilities
Deferred consideration to be settled in cash		45.0
Carrying amount of net assets at disposal		(43.0)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests		2.0
Reclassification of foreign currency translation reserve		(99.0)
Loss on disposal		(97.0)
Cash and cash equivalents		$ 5.0
Discontinued operations | Sale of TNS in Kazakhstan | Assets and liabilities classified as held for sale
Maturity profile of the Group's financial liabilities
Deferred consideration to be settled in cash			138.0
Carrying amount of net assets at disposal			(50.0)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests			88.0
Reclassification of foreign currency translation reserve			(44.0)
Loss on disposal			66.0
Derecognition of non-controlling interest			$ 22.0